Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Future Principal Payments
As of December 31, 2014, future schedule principal payments to be made on long-term debt are as follows (in thousands):

For the year ending December 31, 2015	$3,910
2016	4,254
Total future principal payments	8,164
Unamortized debt issuance costs (net of fair value of warrants issued)	238
Total debt	8,402
Less current portion	(3,910)
Total long-term debt, net	$4,492